November 6, 2009

Via EDGAR

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Re:	MaxLinear, Inc. – Registration Statement on Form S-1 (File No. 333- ) (the “Registration Statement”)

Ladies and Gentlemen:

On behalf of MaxLinear, Inc., a Delaware corporation (the “Company”), pursuant to the Securities Act of 1933, as amended, and Regulation S-T promulgated thereunder, we hereby transmit for filing via EDGAR the Company’s Registration Statement on Form S-1 with copies of all exhibits thereto for the purpose of registering shares of the Company’s Class A common stock. Manually executed signature pages and consents have been signed prior to the time of this electronic filing and will be retained by the Company for five years.

The Company intends to file an amendment to the Registration Statement in February 2010 to fill in the estimated offering price per share and to complete all as adjusted and other information based upon the estimated offering price. At such time the Company intends to print a preliminary prospectus for distribution.

Pursuant to Rule 457(o), the Company has computed the fee due on the basis of the maximum aggregate offering price. Pursuant to Rule 13(e) of Regulation S-T, a wire transfer in the amount of $5,580.00 was submitted to the Commission’s lock-box in connection with this filing.

Pursuant to Rule 461(a) of Regulation C under the Securities Act of 1933, as amended (the “Act”), on behalf of the Company and the managing underwriters named in the section “Underwriters” of the prospectus included within the Registration Statement, the Company and such managing underwriters inform the staff of the Securities and Exchange Commission that the Company and such managing underwriters may orally request acceleration of the effective date of the Registration Statement and that the Company and such underwriters are aware of their respective obligations under the Act.

Should you have any questions or comments, please do not hesitate to contact Anthony Mauriello at (858) 350-2300 or me at (650) 493-9300.

Very truly yours,

WILSON SONSINI GOODRICH & ROSATI

Professional Corporation

/s/ Robert F. Kornegay

Robert F. Kornegay

cc:	Kishore Seendripu, Ph.D., MaxLinear, Inc. fax (760) 692-0712
Anthony G. Mauriello, Wilson Sonsini Goodrich & Rosati, P.C. fax (858) 350-2399
Bruce K. Dallas, Davis Polk & Wardwell LLP fax (650) 752-3622